Shareholder Report, Average Annual Return (Details) 199990_Abbey Capital Multi Asset Fund_Class C_TSR Annual {Class C}		12 Months Ended	60 Months Ended	101 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Class C (with contingent deferred sales charge)1
Average Annual Return, Percent	[1]	23.56%	7.34%	10.12%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Class C (without contingent deferred sales charge)1
Average Annual Return, Percent	[1]	24.56%	7.34%	10.12%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		20.38%	12.79%	15.32%

[1]
1	The inception date of Class C Shares of the Fund was November 8, 2021 and the inception date of the Fund was April 11, 2018. Class C Shares performance prior to its inception on November 8, 2021 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.